COMMITMENTS AND GUARANTEES (Tables)	12 Months Ended
Jun. 30, 2015
Buildings
Future Minimum Rental Commitments Under Non-cancellable Operating Leases

Future minimum rental commitments under non-cancellable facilities operating leases in place as of June 30, 2015 are as follows:

(In millions)

Year Ending June 30,

2016	$863
2017	803
2018	735
2019	611
2020	524
Thereafter	1,617

Total	$5,153